EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 13:	EQUITY

a.	The common shares of the Company are traded on the NASDAQ and on the Tel-Aviv Stock Exchange.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.         Stock option plans:

In 2011, the Company's board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company's employees, directors, officers, consultants, advisors, suppliers, business partners, customers and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to six years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 4,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company's previously existing share incentive plans.

In February 2016, our Board of Directors approved the reservation of an additional 4,000,000 Common Shares for issuance under the 2011 Plan.

As of December 31, 2017, 3,167,261 common shares of the Company were available for future grant under the 2011 Plan. Any options granted under the 2011 Plan which are forfeited, cancelled, terminated or expired, will become available for future grant under the 2011 Plan.

A summary of the stock option activities in 2017 is as follows:

	Year ended December 31, 2017
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	2,137,783	6.91	3.43	$15,171
Granted	880,000	11.15
Exercised	(722,483)	3.40
Expired and forfeited	(187,887)	9.71

Outstanding at December 31, 2017	2,107,413	9.67	4.25	24,749

Vested and expected to vest	2,074,768	9.44	4.14	23,901

Exercisable at December 31, 2017	783,663	7.05	2.70	$9,028

In 2015, 2016 and 2017, the Company granted 673,408, 310,000 and 920,910 stock options to employees and directors, respectively.

The weighted average grant date fair values of the options granted during the years ended December 31, 2015, 2016 and 2017 were $3.79, $4.30 and $4.17, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2015, 2016 and 2017 was $10,294, $2,304 and $5,739, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2017 have been separated into ranges of exercise prices as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2017	Term	price	2017	Exercisable
		(Years)	$		$

1.08-1.68	46,158	3.37	0.71	25,703	56,038
3.14	126,200	0.92	3.14	126,200	2,308
4.32-5.13	47,500	1.55	4.45	47,500	55,397
5.87-6.52	122,500	2.09	5.99	107,500	-
7.01-7.28	88,010	2.25	7.18	61,760	-
8.02-9.01	320,455	3.44	8.08	200,000	-
9.38-9.53	200,000	4.05	9.47	100,000	-
10.38	147,500	3.59	10.38	72,500	55,397
11.01-11.65	855,000	5.54	11.58	20,000	-
12.23-13.70	195,000	5.03	12.59	22,500	-

	2,148,323	4.17	9.49	783,663	7.05

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2015, 2016 and 2017, was $1,349, $1,955 and $2,035, respectively.

c.	As of December 31, 2017, there was $5,419 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a period of up to four years.

d.
During 2017, 29,500 of the 88,500 restricted shares of Sapiens Decision, the Company's majority-owned subsidiary that were granted to one of the former shareholders of KPI in 2014 vested, thereby reducing the Company's percentage ownership of Sapiens Decision from 94.25% to 92.89%. During 2017, Sapiens Decision granted 122,730 options to certain of its employees to purchase shares of Sapiens Decision.

e.	Dividend:

On November 29, 2017, the Company's extraordinary general meeting of shareholders approved the distribution of a cash dividend of $0.20 per common share for a total amount of $9,851 that was paid during December 2017.